Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 77,862	$ 86,808
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	21,197	21,166
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	47,701	44,195
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 8,964	$ 21,447